CHAPMAN AND CUTLER LLP
111 WEST MONROE STREET
CHICAGO, ILLINOIS 60603

October 31, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: THE FIRST TRUST(R) COMBINED SERIES 369

Ladies/Gentlemen:

On behalf of First Trust Portfolios, L.P., enclosed is Post-Effective Amendment No. 8 of the subject Registration Statement on Form S-6.

The enclosed Amendment is being filed to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Substantially concurrently with this filing is a final Rule 24f-2 Notice with respect to the series.

Should there be any questions, please do not hesitate to contact the undersigned at 312/845-3781.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

EFF/am

Enclosures